Income Taxes (Tables)	3 Months Ended
Oct. 31, 2014
Income Taxes [Abstract]
Summary Of Accumulated NOLs Expiration

Twelve months ended July 31,	Federal	State	International
2015	$-	$3,192	$871
2016	-	-	773
2017	-	-	324
2018	-	-	171
2019	-	4	-
2020	5,355	-	92
2021	-	-	121
2022	-	-	268
2023	-	-	265
2024	4	-	-
2025	-	75	-
2030	946	-	-
	$6,305	$3,271	$2,885

* Years not shown have no amounts that expire.

Schedule of Effective Income Tax Reconciliation

	2014	2013
Computed US income taxes at 37%	$(97)	$(64)
Permanent items	54	(23)
Other	(46)	3
Income tax (expense) benefit	$(89)	$(84)	-